Impairment assessment of Jaguar Land Rover Business	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Impairment assessment of Jaguar Land Rover Business
17	Impairment assessment of Jaguar Land Rover Business
The operations of its subsidiary Jaguar Land Rover (JLR), excluding equity accounted investments, represents a single cash-generating unit (“CGU”). This is because of the closely connected nature of the cash flows and the degree of integrated development and manufacturing activities.

In accordance with accounting standard, management have performed an impairment assessment as at January 31, 2023. The date of the assessment was changed from that of the prior year (March 31, 2022) to better align with the business plan cycle.
The impairment assessment determined that the CGU recoverable value exceeded the carrying amount by Rs.152,467.2 million (£1,500 million) (2022: Rs.59,654.0 million (£600 million))
and therefore no impairment was identified. While the performance of the business was better in latter part of the year, it was further determined that this improvement in performance and resultant increase in headroom did not require the reversal of the previously recorded impairment loss as the underlying drivers for the increased headroom do not support a reversal, after considering the unwind of the discount rate and the impact of the depreciation.
JLR has considered it appropriate to undertake the impairment assessment with reference to the latest business plan that was in effect as at the reporting date. The business plan includes a five-year cash flow forecast and contains growth rates that are primarily a function of the JLR’s Cycle Plan assumptions, historic performance and management’s expectation of future market developments through to 2027/28.
In estimating the future cash flows management have given due consideration to the inherent uncertainty of forecast information and have adjusted some of the assumptions in the business plan to take into account possible variations in the amount or timing of the cashflows. In doing so, management has incorporated the following risks into the VIU, as well as other risks that may impact future cash flows:

•
execution risks associated with our ‘Reimagine’ strategy and the transition to electrified powertrain, with the supporting transformation plan ‘Refocus 2.0’, which includes a dedicated environmental sustainability strategy – ‘Planet Regenerate’

•	near-term supply chain challenges related to global chip shortages which has continued to impact JLR in Fiscal 2023: and

•	economical and geopolitical factors increasing inflationary pressures, driving up material costs in particular.
Climate risk
JLR recognises that the potential impact of climate risk to areas such as supply chain, operations, and material and compliance costs may result in variations to the timing and amounts of future cash flows. As such climate risk is incorporated into the development of our forecast cash flows in the VIU by reference to our climate change risk assessment. These risks are principally reflected by the risk adjustments related to the variable profit and volumes which would be most affected by climate change events, for example, scarcity of certain commodities driving up costs and therefore adversely impacting variable profit.
Key assumptions
The approach and key assumptions used to determine the CGU VIU were as follows:
The assessment of impairment is based on forecasts of future cashflows which are inherently uncertain and are developed using informed assumptions such as historical trends and market information. The key assumptions are:

(i)	the recoverable amount is most sensitive;

(ii)	involve a significant amount of judgement and estimation; and

(iii)	drive significant changes to the recoverable amount when flexed under reasonably possible outcomes.

•
Variable profit per unit and volumes
– The approach to determining the forecast variable profit per unit and volumes is based on consideration of historical performance, the order bank, profit optimisation efforts and Group Cycle Plan assumptions, along with the impact of risks on future cashflows discussed above. A small change in either assumption may have a significant impact to future cashflows and for this reason, as well as the impact of risks associated with supply and inflationary pressures on variable profit and volumes, JLR consider variable profit per unit and volumes to be key assumptions. Further, the variable profit per unit and volumes included in the business plan are largely driven by an updated portfolio, which includes estimates and judgements related to the transition to electrified powertrain, including the introduction of new Jaguar.

•
Terminal value capital expenditure
– the five year cash flows timing and amount are based on the latest Cycle Plan. The terminal value is based on the best estimate of a maintenance level of capital expenditure which has been derived from depreciation and amortisation expectations and funding requirements in responses to longer-term industry trends and risks informed by those listed above, which are anticipated in the VIU calculation. Due to the judgement and estimation involved in the calculation of terminal value capital expenditure, as well as the sensitivity of the recoverable amount to any change in the value, JLR consider this to be a key assumption.

•
Discount rate
– the approach to determining the discount rate is based on the Capital Asset Pricing Model and a market participant after tax cost of debt. These inputs are based on a typical build up approach, calculated using country specific premiums without size premium and with an unlevered equity Beta with reference to industry peers. The discount rate is regarded as a key assumption as it is the rate which drives the discounted cashflows used to determine the VIU of the CGU primarily due to the level of judgement and estimation involved and the sensitivity of the recoverable amount to small changes in the percentage.

The VIU assessment is sensitive to certain assumptions, such as Sales, General & Administration (“SG&A”) costs, due to the relative total value but involve limited judgement and estimation, and significant changes are not considered reasonably possible, and therefore are not considered to be key assumptions. Similarly, certain assumptions which involve greater judgement and estimation, such as growth rate of 1.7% (2022: 1.7%, 2021: 1.9%), but for which even relatively significant changes have a limited impact on the assessment are not regarded as key assumptions.
The value of key assumptions used to calculate the recoverable amount are as follows, presented as a % of Gross Vehicle Revenues (“GVR”) to demonstrate:

	As at March 31,
	2023	2022	2021
Forecast period (Yr 1-5) variable profit* (%GVR)	24.9%	24.4%	24.0%
Pre-tax discount rate	15.6%	13.4%	13.6%
Terminal value variable profit (%GVR)*	23.2%	24.8%	21.4%
Terminal value capital expenditures (%GVR)	8.1%	10.0%	8.9%

*	Based on forecast variable profit per unit and volumes
Sensitivity to reasonably possible changes to key assumptions
Given the inherent uncertainty about the timing and amount of any change in key assumptions, as well as the significant portion of the recoverable amount related to the VIU terminal value, management consider a net impact on terminal period cash flows to be the best means of indicating the sensitivity of key assumptions.
JLR considers the variable profit and volumes assumptions to be interdependent as movement in one assumption will impact the other, impacting the overall variable profit. For example, the profit optimisation efforts discussed above will likely result in higher average variable profit per unit with lower volumes whereas a focus on volumes would likely see a reduction in the average variable profit per unit. Consequently, the terminal value variable profit sensitivity below incorporates sensitivity in volumes via the impact on variable profit.
The table below shows the amount by which the value assigned to the key assumptions must change for the recoverable amount of the CGU to be equal to its carrying amount:

	As at March 31,
	2023	2022	2021
	% Change	% Change	% Change
Forecast period (Yr 1-5) variable profit* (%GVR)	-6.0%	-3.1%	-12.7%
Pre-tax discount rate	31.4%	8.7%	39.2%
Terminal value variable profit (%GVR)	-5.5%	-2.1%	-10.1%
Terminal value capital expenditures (%GVR)	17.5%	5.8%	24.4%
In each of the four scenarios above, the sensitivity has been performed in isolation with all other assumptions remaining constant. The prior year comparatives have been restated to reflect the amount by which the pre-tax values (previously post-tax) of the assumptions would need to change for the recoverable amount to be equal to the CGU.